Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Short-term Debt [Line Items]
Short-term debt	¥ 309,591	¥ 420,726
Weighted average rate	2.00%	1.10%
Japan | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	44,488	164,046
Weighted average rate	0.50%	0.40%
Japan | Commercial Paper
Short-term Debt [Line Items]
Short-term debt	89,958	146,944
Weighted average rate	0.20%	0.20%
Japan | Notes Payable to Banks
Short-term Debt [Line Items]
Short-term debt		40
Weighted average rate		0.90%
Overseas | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	164,110	104,542
Weighted average rate	3.20%	3.30%
Overseas | Commercial Paper
Short-term Debt [Line Items]
Short-term debt	11,035	4,560
Weighted average rate	3.90%	3.80%
Overseas | Notes Payable to Banks
Short-term Debt [Line Items]
Short-term debt		¥ 594
Weighted average rate		4.30%